Document and Entity Information	Jan. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2020
Entity Registrant Name	Gardner Denver Holdings, Inc.
Entity File Number	001-38095
Entity Tax Identification Number	46-2393770
Entity Address, Address Line One	222 East Erie Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	212-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001699150
Title of 12(b) Security	Common Stock, $0.01 Par Value per share
Trading Symbol	GDI
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	DE